Leases - Summary of Operating Lease (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
2021	$ 3,554
2022	2,515
2023	2,044
2024	665
2025	536
Thereafter	1,954
Undiscounted minimum lease payments payable	11,268
Less: imputed interest	(2,383)
Present value of lease liability	$ 8,885	$ 11,103